SCHEDULE OF DEBT CONVERSION OF ASSUMPTION TABLE (Details) - Monte Carlo Simulation Model [Member] $ in Thousands	Apr. 19, 2021 USD ($)
Optional Or Mandatory Conversion [Member]
Credit Derivatives [Line Items]
Fair value	$ 5,101
Optional Or Mandatory Conversion [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	0.0054
Optional Or Mandatory Conversion [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input, term	3 years 11 months 8 days
Optional Or Mandatory Conversion [Member] | Measurement Input, Price Volatility [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	1.6402
Optional Or Mandatory Conversion [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	0.058
Mandatory Conversion [Member]
Credit Derivatives [Line Items]
Fair value	$ 4,976
Mandatory Conversion [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	0.0054
Mandatory Conversion [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input, term	14 days
Mandatory Conversion [Member] | Measurement Input, Price Volatility [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	1.121
Mandatory Conversion [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Debt instrument, measurement input	0.058